Consolidated Statements of Financial Position - CAD ($)	Mar. 31, 2020	Mar. 31, 2019
Current assets
Cash	$ 249,183	$ 282,996
Amounts receivable and other assets	83,378	307,595
Marketable securities	18,356	35,067
Total current assets	350,917	625,658
Non-current assets
Restricted cash	178,143	173,143
Total assets	529,060	798,801
Current liabilities
Accounts payable and accrued liabilities	100,075	35,965
Advanced contributions received	0	189,021
Balances due to a related parties	591,979	222,933
Director's loan	300,000	893,800
Total current liabilities	992,054	1,341,719
Non-current liabilities
Director's loan	512,119	0
Total liabilities	1,504,173	1,341,719
Shareholders' equity
Share capital	64,341,556	64,041,556
Reserves	5,631,897	5,105,082
Accumulated deficit	(70,948,566)	(69,689,556)
Total shareholders' equity	(975,113)	(542,918)
Total liabilities and shareholders' equity	$ 529,060	$ 798,801